LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND

July 1, 2000

Dear Shareholder:

For the six months ended May 31, 2000, the J.P. Morgan Institutional Service Tax Exempt Money Market Fund posted a 1.73% return, slightly underperforming the 1.78% return of the Lipper Institutional Tax Exempt Money Market Funds Average. The fund's current 7-day yield of 3.73% translates into a tax equivalent yield of 6.18%, assuming a 39.6% federal income tax rate.

The fund maintained a stable net asset value of $1.00 over the period. On May 31, 2000, the net assets of the fund were approximately $43.0 million, while the assets of The Tax Exempt Money Market Portfolio, in which the fund invests, amounted to approximately $2.4 billion. Dividends of approximately $0.02 per share were paid from ordinary income, all of which is exempt from federal income tax.

This report includes a discussion with Abigail J. Feder, a member of the portfolio management team for The Tax Exempt Money Market Portfolio. In this interview, Abigail talks about the events of the previous six months that had the greatest effect on the portfolio and discusses our investment strategy.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                    /s/ Keith M. Schappert

Ramon de Oliveira                        Keith M. Schappert
Chairman of Asset Management Services    President of Asset Management Services
J.P. Morgan & Co. Incorporated           J.P. Morgan & Co. Incorporated


---------------------------------------------------------------------------------------------------------
   TABLE OF CONTENTS
   LETTER TO THE SHAREHOLDERS.....................1    GLOSSARY OF TERMS .............................5
   FUND PERFORMANCE...............................2    FUND FACTS AND HIGHLIGHTS......................6
   PORTFOLIO MANAGER Q&A..........................3    FINANCIAL STATEMENTS...........................8
--------------------------------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                         TOTAL RETURNS           AVERAGE ANNUAL TOTAL RETURNS
                                                    -------------------     ---------------------------------------
                                                    THREE      SIX          ONE        THREE     FIVE      TEN
AS OF MAY 31, 2000                                  MONTHS     MONTHS       YEAR       YEARS*    YEARS*    YEARS*
-----------------------------------------------------------------------     ---------------------------------------
J.P. Morgan Institutional Service
   Tax Exempt Money Market Fund                     0.93%      1.73%        3.22%      3.26%     3.25%     3.23%
Lipper Institutional Tax Exempt
   Money Market Funds Average**                     0.96%      1.78%        3.30%      3.21%     3.26%     3.27%

AS OF MARCH 31, 2000
-----------------------------------------------------------------------     ---------------------------------------
J.P. Morgan Institutional Service
   Tax Exempt Money Market Fund                     0.79%      1.60%        3.05%      3.23%     3.24%     3.27%
Lipper Institutional Tax Exempt
   Money Market Funds Average**                     0.81%      1.64%        3.12%      3.18%     3.25%     3.30%


*REFLECTS PERFORMANCE OF THE J.P. MORGAN TAX EXEMPT MONEY MARKET FUND FROM AUGUST 31, 1988, THROUGH NOVEMBER 4, 1997 (COMMENCEMENT OF INVESTMENT OPERATIONS). THE PERFORMANCE FOR SUCH PERIODS REFLECTS THE DEDUCTION OF THE EXPENSES OF THE J.P. MORGAN TAX EXEMPT MONEY MARKET FUND, A SEPARATE FEEDER FUND INVESTING IN THE SAME MASTER PORTFOLIO, WHICH WERE LOWER THAN THE EXPENSES OF THE FUND. THEREFORE, PERFORMANCE OF THE FUND WOULD HAVE BEEN LOWER HAD IT EXISTED DURING THIS PERIOD.

**DESCRIBES THE AVERAGE TOTAL RETURN FOR ALL FUNDS IN THE INDICATED LIPPER CATEGORY, AS DEFINED BY LIPPER INC., AND DOES NOT TAKE INTO ACCOUNT APPLICABLE SALES CHARGES. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. THE 7-DAY YIELD MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE MONEY MARKET FUND THAN THE TOTAL RETURN QUOTATION.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with ABIGAIL J. FEDER, vice president and member of the portfolio management team for The Tax Exempt Money Market Portfolio, in which the fund invests. Abigail is the head of the short-term and tax aware product group and specializes in short term taxable and tax-aware fixed income strategies. She became a J.P. Morgan Investment Management employee in 2000 after 14 years with Morgan Stanley Dean Witter Investment Management (MSDW) where she was responsible for managing short term fixed income portfolios.Within this capacity, she managed both taxable and tax-advantaged portfolios investing in a broad range of fixed income instruments across much of the yield curve. She was a senior member of the MSDW corporate team representing the asset backed security sector. Prior to her work as a portfolio manager, she held an analyst position within Morgan Stanley's investment banking division. Abigail holds a B.A. from Vassar College. This interview was conducted on June 23, 2000 and represents Abigail's views on that date.

TELL ME ABOUT WHAT HAPPENED IN THE TAX EXEMPT MARKETS OVER THE SIX MONTHS ENDED MAY 31, 2000.

AJF: Yields in the municipal money market sector were volatile in November and December of 1999 as risk-averse dealers sold down their inventories because they were reluctant to hold large positions over year-end. In both the taxable and tax-exempt markets, many issuers pushed up issuance and extended maturities out into late January/early February to avoid potential year-end complications. The Federal Reserve rate increase in November pushed short-term tax-exempt yields higher in sympathy with their taxable counterparts. In addition, concerns over Y2K-related effects on the availability of investments over the year-end caused a great deal of speculation and positioning leading up to December 31. The explosive combination of very strong economic growth, the Federal Reserve's continued tightening of monetary policy, and the U.S. Treasury's announcement that it would begin repurchasing outstanding long Treasury bonds wreaked havoc in the fixed income markets during the first few months of 2000. Despite the inversion that occurred in the Treasury yield curve, the AAA tax-exempt yield curve remained upwardly sloped, albeit slightly flatter than in December. Variable rate demand notes, a significant portion of the portfolio, were relatively expensive because January coupon-related buying was prolonged into the beginning of the calendar year by lower note and derivative issuance. In April there were larger than expected redemptions in the municipal market as investors sold securities to meet income tax obligations. This increased supply caused yields - particularly for variable municipals - to widen dramatically.

HOW DID THESE MARKETS AFFECT THE PORTFOLIO?

AJF: The fund performed well versus its peer group during the first half of the fiscal year. In addition, we had significant growth in the fund's assets. Despite decreased supply (resulting from lower issuance) and the increase in assets, we were able to keep the fund fully invested in tax-exempt securities. The fund experienced expected outflows for tax payments throughout the quarter. We managed the fund to provide sufficient liquidity to meet these needs.

WHAT DO YOU SEE IN THE COMING MONTHS AND HOW ARE YOU POSITIONING THE PORTFOLIO TO HELP MEET YOUR OBJECTIVES?

AJF: Consensus is mounting that the economy will achieve the desired soft landing. This sentiment is based on the feeling that the recent slowdown is not a temporary event and that the tightening credit conditions will continue to moderate economic activity. Inflation appears contained and corporate earnings can be expected to come under increasing pressure under these conditions. The outlook for the federal funds rate is for an additional 25 basis points of tightening by year-end. In the meantime, tax-exempt money market rates should decline as state and local government note issues mature in June and early July and supply decreases. We expect the municipal money market sector to remain expensive until the new issue municipal notes supply begins to increase again over the course of the summer. As note supply materializes, we hope to purchase notes while also decreasing the concentration in variable rate securities.

GLOSSARY OF TERMS

AVERAGE MATURITY: The weighted average time to maturity of the entire portfolio with the weights equal to the percentage of the portfolio invested in each security (see Maturity).

CREDIT RATING: The rating assigned to a bond or note by independent rating agencies such as Standard & Poor's Corporation and Moody's Investors Service. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

CREDIT RISK: Financial risk that an obligation will not be paid and a loss will result.

LETTER OF CREDIT: Instrument or document issued by a bank guaranteeing the payment of a customer's drafts up to a stated amount and eliminating the seller's risk.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value or the date a security comes due and fully payable.

VARIABLE RATE DEMAND NOTE: Note representing borrowings that is payable on demand and that bears interest tied to a base money market rate, usually the bank prime rate. The rate on the note is adjusted upward or downward each time the base rate changes.

YIELD: Coupon rate of interest on a bond divided by the purchase price. As a bond's price falls, its yield rises and vice versa.

YIELD CURVE: A graph showing the term structure or level of interest rates ranging from the shortest to the longest maturities. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Normally, the longer the bond, the higher the yield it offers, resulting in a positive yield curve. An inverted yield curve can occur when there are supply/demand imbalances for various maturities, which result in short-term rates at higher levels than longer-term instruments.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.00% and a municipal is yielding 5.00%, the yield spread is 1.00% or 100 basis points.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Institutional Service Tax Exempt Money Market Fund seeks to maximize current income that is exempt from federal income tax consistent with the preservation of capital and same-day liquidity.

----------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
11/4/97

----------------------------------------------------------------------------
FUND NET ASSETS AS OF 5/31/00
$42,950,244

----------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 5/31/00
$2,445,414,357

----------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

----------------------------------------------------------------------------
LONG-TERM CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/13/00

EXPENSE RATIO
The fund's current annualized expense ratio of 0.45% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF MAY 31, 2000

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[PIE CHART]

VARIABLE RATE DEMAND NOTES                                  59.9%
GENERAL OBLIGATION & HOUSE AUTHORITY                        15.0
COMMERCIAL PAPER                                            10.1%
REVENUE BOND                                                 7.9%
TAX REVENUE ANTICIPATION NOTES                               7.1%

CURRENT 7-DAY YIELD
3.73%*

AVERAGE MATURITY
19 days

*YIELD REFLECTS THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD THESE EXPENSES NOT BEEN SUBSIDIZED, THE CURRENT 7-DAY YIELD WOULD HAVE BEEN LOWER. YIELDS REPRESENT PAST PERFORMANCE AND WILL FLUCTUATE.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. WHILE THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Opinions expressed herein and other fund data presented are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio (another fund with the same objective). Income may be subject to some state and local taxes. Some income may be subject to the Federal alternative minimum tax for certain investors. Capital gains are not exempt from taxes.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investment in The Tax Exempt Money Market
  Portfolio ("Portfolio"), at value                $43,126,276
Receivable for Expense Reimbursements                   17,037
Deferred Organization Expenses                           6,605
Prepaid Trustees' Fees                                      56
Prepaid Expenses and Other Assets                           31
                                                   -----------
    Total Assets                                    43,150,005
                                                   -----------
LIABILITIES
Dividends Payable to Shareholders                      149,373
Service Organization Fee Payable                         8,939
Shareholder Servicing Fee Payable                        1,786
Administrative Services Fee Payable                        870
Administration Fee Payable                                  37
Fund Services Fee Payable                                   33
Accrued Expenses                                        38,723
                                                   -----------
    Total Liabilities                                  199,761
                                                   -----------
NET ASSETS
Applicable to 42,951,858 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $42,950,244
                                                   ===========
Net Asset Value, Offering and Redemption Price
  Per Share                                              $1.00
                                                          ----
                                                          ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $42,951,858
Distributions in Excess of Net Investment Income          (449)
Accumulated Net Realized Loss on Investment             (1,165)
                                                   -----------
    Net Assets                                     $42,950,244
                                                   ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                    $586,775
Allocated Portfolio Expenses                                  (27,672)
                                                             --------
    Net Investment Income Allocated from
      Portfolio                                               559,103
FUND EXPENSES
Service Organization Fee                           $ 36,770
Registration Fees                                     8,392
Transfer Agent Fees                                   8,332
Shareholder Servicing Fee                             7,354
Professional Fees                                     5,656
Printing Expenses                                     5,325
Administrative Services Fee                           3,553
Amortization of Organization Expenses                 1,361
Fund Services Fee                                       204
Administration Fee                                      162
Trustees' Fees and Expenses                              46
Miscellaneous                                         4,098
                                                   --------
    Total Fund Expenses                              81,253
Less: Reimbursement of Expenses                     (42,740)
                                                   --------
NET FUND EXPENSES                                              38,513
                                                             --------
NET INVESTMENT INCOME                                         520,590
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                      (118)
                                                             --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $520,472
                                                             ========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE SIX
                                                   MONTHS ENDED    FOR THE THREE
                                                   MAY 31, 2000    MONTHS ENDED
                                                   (UNAUDITED)   NOVEMBER 30, 1999
                                                   ------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    520,590  $         60,387
Net Realized Loss on Investment Allocated from
  Portfolio                                                (118)           (1,148)
                                                   ------------  ----------------
    Net Increase in Net Assets Resulting from
      Operations                                        520,472            59,239
                                                   ------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (521,039)          (60,387)
                                                   ------------  ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  (AT A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold     77,031,949        10,397,974
Cost of Shares of Beneficial Interest Redeemed      (39,506,208)      (13,290,296)
                                                   ------------  ----------------
    Net Increase (Decrease) from Transactions in
      Shares of Beneficial Interest                  37,525,741        (2,892,322)
                                                   ------------  ----------------
    Total Increase (Decrease) in Net Assets          37,525,174        (2,893,470)
NET ASSETS
Beginning of Period                                   5,425,070         8,318,540
                                                   ------------  ----------------
End of Period                                      $ 42,950,244  $      5,425,070
                                                   ============  ================

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a unit outstanding throughout each period are as follows:

                                                                                                    FOR THE PERIOD
                                                                                                   NOVEMBER 4, 1997
                                              FOR THE                                               (COMMENCEMENT
                                          SIX MONTHS ENDED       FOR THE             FOR THE        OF OPERATIONS)
                                            MAY 31, 2000    THREE MONTHS ENDED  FISCAL YEAR ENDED      THROUGH
                                            (UNAUDITED)     NOVEMBER 30, 1999    AUGUST 31, 1999   AUGUST 31, 1998
                                          ----------------  ------------------  -----------------  ----------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   1.00           $   1.00           $   1.00           $   1.00
                                              --------           --------           --------           --------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.0172             0.0076             0.0275             0.0276
Net Realized Gain (Loss) on Investment         (0.0000)(a)        (0.0000)(a)       0.0000(a)           (0.0000)(a)
                                              --------           --------           --------           --------
Total from Investment Operations                0.0172             0.0076             0.0275             0.0276
                                              --------           --------           --------           --------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                          (0.0172)           (0.0076)           (0.0275)           (0.2760)
                                              --------           --------           --------           --------

NET ASSET VALUE, END OF PERIOD                $   1.00           $   1.00           $   1.00           $   1.00
                                              ========           ========           ========           ========

RATIOS AND SUPPLEMENTAL DATA
Total Return                                      1.73%(b)           0.76%(b)           2.78%              2.80%(b)
Net Assets, End of Period (in thousands)      $ 42,950           $  5,425           $  8,319           $  8,237
Ratio to Average Net Assets
  Net Expenses                                    0.45%(c)           0.45%(c)           0.48%              0.60%(c)
  Net Investment Income                           3.54%(c)           3.04%(c)           2.66%              2.95%(c)
  Expenses without Reimbursement                  0.74%(c)           1.64%(c)           1.13%              5.83%(c)

------------------------
(a) Less than $0.0001.

(b) Not Annualized.

(c) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Institutional Service Tax Exempt Money Market Fund (the "fund") is a separate series of the J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on November 4, 1997.

The fund invests all of its investable assets in The Tax Exempt Money Market Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (2% at May 31, 2000). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the fund's daily dividends. Substantially all the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the fund.

   d) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   e) The fund incurred organization expenses in the amount of $13,594. These costs were deferred and are being amortized on a straight-line basis over a five year period beginning with the commencement of operations.

   f) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Code , as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

   g) For federal income tax purposes, the fund had a capital loss carryforward at November 30, 1999 of $1,148, which expires in 2007. To the extent that this capital loss is used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 2000, the fee for these services amounted to $162.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P.Morgan & Co. Incorporated (J.P.Morgan), under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the Trust and the J.P. Morgan Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of the their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 2000, the fee for these services amounted to $3,553.

      J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.45% of the average daily net assets of the fund. Prior to December 1, 1998, the reimbursement agreement was 0.60%. For the six months ended May 31, 2000, J.P. Morgan has agreed to reimburse the fund 42,740 for expenses under this agreement. This reimbursement arrangement can be changed or terminated at any time after February 28, 2001, at the option of J.P. Morgan.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The Agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.05% of the average daily net assets of the fund. For the six months ended May 31, 2000, the fee for these services amounted to $7,354.

J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

   d) The trust on behalf of the fund, has a Service Plan with respect to fund shares which authorizes it to compensate Service Organizations for providing account administration and other services to their customers who are beneficial owners of such shares. The fund will enter into agreements with Service Organizations which purchase shares on behalf of their customers ("Service Agreements"). The Service Agreements provide that the fund pay Service Organizations a fee which is computed daily and paid monthly at an annual rate of up to 0.25% of the average daily net assets of the fund with respect to the shares of the fund attributable to or held in the name of the Service Organization for its customers. For the six months ended May 31, 2000, the fees for these services amounted to $36,770.

   e) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $204 for the six months ended May 31, 2000.

   f) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios, and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of these total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was less than $100 for the six months ended May 31, 2000.

The Tax Exempt Money Market Portfolio
Semiannual Report May 31, 2000
(unaudited)
(The following pages should be read in conjunction with J.P. Morgan Institutional Service Tax Exempt Money Market Fund Semiannual Financial Statements)

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                          SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                   TYPE      DATE      RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
SHORT-TERM INVESTMENTS (98.0%)
ALABAMA (1.0%)
$      24,000    Birmingham-Carraway Special Care Facilities
                   Financing Authority, (Carraway Methodist
                   Health, Series A, due 08/15/28), LOC Amsouth
                   Bank...........................................     VRDN   6/7/00(a)  3.950   $   24,000,000
                                                                                                 --------------

ALASKA (1.1%)
       21,000    Anchorage Alaska.................................     TRAN     2/2/01   4.750       21,088,608
        4,050    Valdez Marine Terminal, (Refunding, Exxon
                   Pipeline Co. Project, Series B, due
                   12/01/33)......................................     VRDN   6/1/00(a)  4.300        4,050,000
        2,000    Valdez Marine Terminal, (Refunding, Exxon
                   Pipeline Co. Project, Series C, due
                   12/01/33)......................................     VRDN   6/1/00(a)  4.300        2,000,000
                                                                                                 --------------
                                                                                                     27,138,608
                                                                                                 --------------

ARIZONA (1.2%)
        7,700    Apache County, (Industrial Development Revenue,
                   Tuscon Power Electric Co., Springerville
                   Project, due 12/01/20), LOC Toronto Dominion
                   Bank...........................................     VRDN   6/7/00(a)  4.100        7,700,000
        4,700    Maricopa County Pollution Control Corp., (PCR, El
                   Paso Electric Co., due 12/01/14), LOC Barclays
                   Bank...........................................     VRDN   6/7/00(a)  4.150        4,700,000
        6,000    Maricopa County Pollution Control Corp., (PCR,
                   Refunding, Arizona Public Service Co. Project,
                   Series D, due 05/01/29), LOC Bank of America...     VRDN   6/1/00(a)  4.450        6,000,000
       10,543    Salt River Project Arizona Agricultural
                   Improvement & Power Distribution Electrical
                   Systems, (Series 274, due 01/01/11), LIQ FAC
                   Morgan Stanley Dean Witter.....................     VRDN   6/1/00(a)  4.420       10,542,500
                                                                                                 --------------
                                                                                                     28,942,500
                                                                                                 --------------

CALIFORNIA (0.3%)
        6,500    Los Angeles Regional Airports Improvement Corp.,
                   (Lease Revenue, LAX Two Corp., due 12/01/25),
                   LOC Societe Generale...........................     VRDN   6/1/00(a)  4.400        6,500,000
                                                                                                 --------------

COLORADO (1.0%)
        8,400    Denver City & County Airport, (Series A16, due
                   11/15/23), MBIA Insured........................     VRDN   6/7/00(a)  4.500        8,400,000
        5,880    Lower Colorado Eagle, (due 01/01/01).............     VRDN   6/1/00(a)  4.350        5,880,000
       10,950    Smith Creek Metro District, (due 10/01/35), LOC
                   Bank of America................................     VRDN   6/1/00(a)  4.400       10,950,000
                                                                                                 --------------
                                                                                                     25,230,000
                                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
CONNECTICUT (0.2%)
$       6,100    Connecticut State Health & Education.............       CP     6/2/00   3.950   $    6,100,000
                                                                                                 --------------

DISTRICT OF COLUMBIA (2.0%)
       22,000    District of Columbia (George Washington
                   University, Series C, due 09/15/29), MBIA
                   Insured........................................     VRDN   6/7/00(a)  4.300       22,000,000
        2,350    District of Columbia, (General Funding Recovery,
                   Series B-1, due 06/01/03), LOC Societe
                   Generale.......................................     VRDN   6/1/00(a)  4.500        2,350,000
        2,000    District of Columbia, (General Funding Recovery,
                   Series B-2, due 06/01/03), LOC Bank of
                   America........................................     VRDN   6/1/00(a)  4.500        2,000,000
        2,700    District of Columbia, (General Funding Recovery,
                   Series B-3, due 06/01/03), LOC Bank of
                   America........................................     VRDN   6/1/00(a)  4.500        2,700,000
       20,500    District of Columbia, (The American University
                   Issue, due 10/1/15), AMBAC Insured.............     VRDN   6/7/00(a)  4.300       20,500,000
                                                                                                 --------------
                                                                                                     49,550,000
                                                                                                 --------------

FLORIDA (6.5%)
        7,100    Dade County Industrial Development Authority
                   (PCR, Refunding, Florida Power & Light Co., due
                   04/1/20).......................................     VRDN   6/1/00(a)  4.450        7,100,000
       22,180    Dade County Water & Sewer System Revenue, (due
                   10/05/22), FGIC Insured........................     VRDN   6/7/00(a)  4.051       22,180,000
        7,000    Florida State Board of Education, (Series PT
                   1223, due 06/01/22), LIQ FAC Merrill Lynch.....     VRDN   6/1/00(a)  4.380        7,000,000
       17,495    IBM Tax Exempt Grantor, (Series PL-5, A-99, due
                   03/14/06)......................................     VRDN   6/1/00(a)  4.550       17,495,000
       21,490    Jacksonville, (PCR, Refunding, Florida Power &
                   Light Co. Project, due 05/01/29)...............     VRDN   6/1/00(a)  4.450       21,490,000
       11,195    St. Lucie County, (PCR, Refunding, Florida Power
                   & Light Co. Project, due 03/01/27).............     VRDN   6/1/00(a)  4.450       11,195,000
        8,130    Sunshine State...................................       CP     6/5/00   5.500        8,130,000
        2,465    Sunshine State...................................       CP     6/7/00   3.950        2,465,000
       15,000    Sunshine State...................................       CP    6/20/00   4.100       15,000,000
       33,700    Sunshine State Governmental Financing Community
                   Revenue, (due 07/01/16), AMBAC Insured.........     VRDN   6/7/00(a)  4.300       33,700,000
        6,000    Tampa Occupational License Tax, (Series A, due
                   10/01/18), FGIC Insured........................     VRDN   6/7/00(a)  3.850        6,000,000
        4,400    University Athletic Association Inc., (Refunding,
                   University of Florida Stadium Project, due
                   02/01/20), LOC Suntrust Bank...................     VRDN   6/1/00(a)  4.500        4,400,000
        3,700    University Athletic Association Inc., (University
                   of Florida, due 02/01/20), LOC Sun Bank........     VRDN   6/1/00(a)  4.500        3,700,000
                                                                                                 --------------
                                                                                                    159,855,000
                                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
GEORGIA (3.4%)
$      28,770    Burke County Development Authority, (PCR, Georgia
                   Power Company, due 7/01/24)....................     VRDN   6/1/00(a)  4.300   $   28,770,000
        4,000    DeKalb County Development Authority, (Metro
                   Atlanta YMCA Project, Series 1995, due
                   06/01/20), LOC Wachovia Bank of Georgia........     VRDN   6/7/00(a)  4.100        4,000,000
       35,963    Georgia Municipal Association, (Pool Bonds
                   Certificates, due 12/15/20), MBIA Insured......     VRDN   6/1/00(a)  4.350       35,963,205
        8,015    Georgia, (Series 213, due 03/01/09), LIQ FAC
                   Morgan Stanley Dean Witter.....................     VRDN   6/1/00(a)  4.400        8,015,000
        2,500    Heard County Development Authority, (PCR, Georgia
                   Power Co., Wansley Project, due 09/01/29)......     VRDN   6/1/00(a)  4.500        2,500,000
        3,500    Metropolitan Atlanta Rapid Transit Authority,
                   (Sales Tax Revenue, due 07/01/20)..............     VRDN   6/1/00(a)  4.380        3,500,000
                                                                                                 --------------
                                                                                                     82,748,205
                                                                                                 --------------

ILLINIOS (3.9%)
       10,000    Chicago (MFHR, Waveland Association, Project B,
                   due 11/01/10), LOC Swiss Bank..................     VRDN   6/7/00(a)  4.350       10,000,000
       10,000    Chicago, (MFHR, Waveland Association Project A,
                   due 11/01/10), LOC Swiss Bank..................     VRDN   6/7/00(a)  4.350       10,000,000
        3,000    Chicago, (MFHR, Waveland Association Project E,
                   due 11/01/10), LOC Swiss Bank..................     VRDN   6/7/00(a)  4.350        3,000,000
       12,600    Chicago, (MFHR, Waveland Association Project F,
                   due 11/01/10), LOC Swiss Bank..................     VRDN   6/7/00(a)  4.350       12,600,000
        3,000    Chicago, (MFHR, Waveland Association, Project C,
                   due 11/01/10), LOC Swiss Bank..................     VRDN   6/7/00(a)  4.350        3,000,000
        3,300    Chicago, (MFHR, Waveland Association, Project D,
                   due 11/01/10), LOC Swiss Bank..................     VRDN   6/7/00(a)  4.350        3,300,000
        5,600    Chicago, (O'Hare International Airport, 2nd Lien,
                   Series A, due 01/01/15), LOC Societe
                   Generale.......................................     VRDN   6/7/00(a)  3.950        5,600,000
        4,160    Chicago, (O'Hare International Airport, General
                   Airport, 2nd Lien, Project B, due 01/01/15),
                   LOC Societe Generale...........................     VRDN   6/7/00(a)  3.950        4,160,000
        6,000    Chicago, (Tender Notes, due 01/26/01), LOC
                   Westdeustche Bank..............................       GO    1/26/01   2.950        6,000,000
        3,740    Illinois Development Finance Authority, (Olin
                   Corp. Project, Series D, due 03/01/16), LOC
                   Wachovia Bank of South Carolina................     VRDN   6/1/00(a)  4.500        3,740,000
        5,200    Illinois Development Finance Authority, (PCR,
                   Illinois Power Co. Project, Series B, due
                   11/01/28), LOC ABN Amro Bank...................     VRDN   6/7/00(a)  3.950        5,200,000
        5,905    Illinois Health Facilities Authority, (Loyola
                   University Health System, Series B, due
                   07/01/24), MBIA Insured........................     VRDN   6/7/00(a)  4.051        5,905,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
ILLINIOS (CONTINUED)
$       3,000    Illinois State, (Series 257, due 06/01/07).......     VRDN   6/1/00(a)  4.420   $    3,000,000
        6,065    Metropolitan Pier & Exposition Authorities,
                   (Dedicated State Tax Revenue, Series PZ3, due
                   12/15/19)......................................     VRDN   6/1/00(a)  4.550        6,065,000
       10,000    Regional Transportation Authority, (Series SG-82,
                   due 06/01/25)..................................     VRDN   6/1/00(a)  4.380       10,000,000
        3,000    Saint Charles, (IDR, Pier 1 Imports-Midwest
                   Project, Series 1986, due 12/15/26), LOC Bank
                   One Texas......................................     VRDN   6/7/00(a)  4.150        3,000,000
                                                                                                 --------------
                                                                                                     94,570,000
                                                                                                 --------------

INDIANA (2.8%)
       45,000    Indiana Office Building Commission...............       CP    6/19/00   4.000       45,000,000
        5,000    Indiana University Revenues (Series A67, due
                   08/01/17)......................................     VRDN   6/7/00(a)  4.450        5,000,000
        9,800    Princeton, (PCR, Refunding, PSI Energy Inc.
                   Project, due 03/01/19), LOC Canadian Imperial
                   Bank...........................................     VRDN   6/1/00(a)  4.350        9,800,000
        3,000    Rockport, (PCR, Refunding, AEP Generating Co.
                   Project, Series B, due 07/01/25), AMBAC
                   Insured........................................     VRDN   6/1/00(a)  4.350        3,000,000
        6,200    South Bend Redevelopment Authority,
                   (Rental-College Football, due 02/01/19), LOC
                   Landesbank Hessen..............................     VRDN   6/7/00(a)  4.250        6,200,000
                                                                                                 --------------
                                                                                                     69,000,000
                                                                                                 --------------

KANSAS (0.6%)
       14,000    Burlington, (PCR, Series A15, due 06/01/31)......     VRDN   6/7/00(a)  4.400       14,000,000
                                                                                                 --------------

KENTUCKY (4.8%)
       15,000    Kentucky Asset/ Liability Commission.............       CP     6/9/00   3.950       15,000,000
       30,000    Kentucky Asset/ Liability Commission, (General
                   Fund Revenue Project, Series A)................     TRAN    6/28/00   4.250       30,017,099
       29,715    Kentucky Turnpike Authority, (Resource Recovery,
                   Series 17, due 07/01/03), FSA Insured..........     VRDN   6/7/00(a)  4.400       29,715,000
       37,500    Louisville & Jefferson County, (Metropolitan
                   Sewer District, Sewer & Drain System, Series
                   A80, due 05/15/31), FGIC Insured...............     VRDN   6/7/00(a)  4.400       37,500,000
        4,500    Louisville & Jefferson County, (Metropolitan
                   Sewer District, Sewer & Drain System, Series
                   A63, due 05/15/30), FGIC Insured...............     VRDN   6/7/00(a)  4.400        4,500,000
          790    Mayfield, (Multi-City Lease Revenue, Kentucky
                   League of Cities Funding Trust, due 07/01/26),
                   LOC PNC Bank...................................     VRDN   6/7/00(a)  4.400          790,000
                                                                                                 --------------
                                                                                                    117,522,099
                                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
LOUISIANA (0.9%)
$       2,400    East Baton Rouge Parish, (PCR, Refunding, Exxon
                   Project, due 11/1/19)..........................     VRDN   6/1/00(a)  4.400   $    2,400,000
       14,750    Louisiana Offshore Terminal Authority, (Deepwater
                   Port Revenue, Refunding, First Stage A-Loop
                   Inc., due 09/01/08), LOC Suntrust Bank
                   Nashville......................................     VRDN   6/1/00(a)  4.350       14,750,000
        4,700    Louisiana Offshore Terminal Authority, (Deepwater
                   Port Revenue, Refunding, First Stage Loop Inc.,
                   due 09/01/06), LOC Suntrust Bank Nashville.....     VRDN   6/1/00(a)  4.350        4,700,000
                                                                                                 --------------
                                                                                                     21,850,000
                                                                                                 --------------

MARYLAND (5.0%)
       10,000    Baltimore County.................................       CP     6/9/00   3.900       10,000,000
        4,100    Baltimore County.................................       CP    6/15/00   3.900        4,100,000
       22,000    Baltimore County.................................       CP     6/6/00   4.050       22,000,000
        4,200    Baltimore County.................................       CP    6/21/00   4.150        4,200,000
       11,000    Baltimore County.................................       CP     6/6/00   4.100       11,000,000
        5,500    Maryland Water Quality Financing Administration
                   Revolving Loan Fund Revenue, (Series B, due
                   09/01/12)......................................       RB   9/1/00(a)  7.250        5,652,165
       20,000    Montgomery County................................       CP    6/15/00   3.900       20,000,000
       11,000    Montgomery County................................       CP     8/9/00   4.300       11,000,000
       15,000    Montgomery County Housing Opportunities
                   Commision, (MFHR, Grosvenor, Series A, due
                   07/15/07), FNMA Insured........................     VRDN   6/7/00(a)  3.800       15,000,000
        6,500    Montgomery County, (Consolidated Public
                   Improvement Bonds, Series A, due 01/01/01).....       GO     1/1/01   5.000        6,535,846
       12,120    Montgomery County, (Series PT 1153, due
                   05/01/18)......................................     VRDN   6/1/00(a)  5.130       12,120,000
                                                                                                 --------------
                                                                                                    121,608,011
                                                                                                 --------------

MASSACHUSETTS (2.2%)
       30,000    Massachusetts Bay Transportation Authority,
                   (General Transportation Systems, due
                   03/01/30)......................................     VRDN   6/7/00(a)  3.750       30,000,000
       23,800    Massachusetts Bay Transportation Authority,
                   (Series A-36, due 09/01/00)....................     VRDN   6/7/00(a)  4.250       23,800,000
                                                                                                 --------------
                                                                                                     53,800,000
                                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
MICHIGAN (1.3%)
$      20,000    Michigan Builder.................................       CP    7/13/00   4.750   $   20,000,000
        7,200    Michigan Strategic Fund Ltd., (Lutheran Homes of
                   Michigan Project, due 09/01/17), LOC Bank One
                   Michigan.......................................     VRDN   6/7/00(a)  4.300        7,200,000
        4,000    Michigan Strategic Fund Ltd., (Reserve 1, Series
                   1995, due 09/01/30), LOC Barclays Bank PLC.....     VRDN   6/1/00(a)  4.450        4,000,000
                                                                                                 --------------
                                                                                                     31,200,000
                                                                                                 --------------

MINNESOTA (0.4%)
        7,750    Minneapolis & St. Paul, (Metro Airports Community
                   Airport Revenue, Series A56, due 01/01/30),
                   AMBAC Insured..................................     VRDN   6/7/00(a)  4.400        7,750,000
        2,700    Minnesota Public Facilities Authority, (Water
                   Pollution Control Revenue, due 03/01/15), LIQ
                   FAC Commerzbank A.G............................     VRDN   6/1/00(a)  4.400        2,700,000
                                                                                                 --------------
                                                                                                     10,450,000
                                                                                                 --------------

MISSISSIPPI (0.3%)
        4,000    Jackson County, (PCR, Refunding, Chevron Project,
                   due 06/01/23)..................................     VRDN   6/1/00(a)  4.300        4,000,000
        3,100    Perry County, (PCR, Refunding, Leaf River Forest
                   Project, due 03/01/02), LOC Wachovia Bank......     VRDN   6/1/00(a)  4.350        3,100,000
                                                                                                 --------------
                                                                                                      7,100,000
                                                                                                 --------------

MISSOURI (0.3%)
        2,800    Missouri Development Finance Board,
                   (Infrastructure Facilities Revenue, Sci CIty
                   Union Station Corp. Project, Series B, due
                   12/01/03), LOC Canadian Imperial Bank..........     VRDN   6/1/00(a)  4.500        2,800,000
        2,400    Missouri Development Finance Board, (Sci City
                   Union Station, Series B, due 12/01/03), LOC
                   Canadian Imperial Bank.........................     VRDN   6/1/00(a)  4.500        2,400,000
        1,600    Missouri Environmental Improvement Authority &
                   Energy Resource Authority, (Refunding, Bayer
                   Corp. Project, due 03/01/09)...................     VRDN   6/1/00(a)  4.550        1,600,000
                                                                                                 --------------
                                                                                                      6,800,000
                                                                                                 --------------

MULTI-SECTOR (3.2%)
       16,610    ABN AMRO Munitops Certificates Trust, ( Series
                   2000-4, 144A, due 01/02/08)....................     VRDN   6/7/00(a)  4.250       16,610,000
       21,845    ABN AMRO Munitops Certificates Trust, (Series
                   1998-2, due 10/05/05)..........................     VRDN   6/7/00(a)  4.250       21,845,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
MULTI-SECTOR (CONTINUED)
$      25,000    ABN AMRO Munitops Certificates Trust, (Series
                   1999-6, 144A, due 03/07/07)....................     VRDN   6/7/00(a)  4.250   $   25,000,000
       10,000    ABN AMRO Munitops Certificates Trust, (Series
                   1999-9, 144A, due 08/08/07)....................     VRDN   6/7/00(a)  4.250       10,000,000
        6,000    Puttable Floating Optional Tax-Exempt Receipts,
                   (Series P-9, due 01/01/30).....................     VRDN   6/1/00(a)  5.130        6,000,000
                                                                                                 --------------
                                                                                                     79,455,000
                                                                                                 --------------

NEBRASKA (0.5%)
       11,500    Lancaster County Hospital Authority, (Refunding,
                   Bryan Memorial Hospital Project, due 06/01/12),
                   MBIA Insured...................................     VRDN   6/7/00(a)  4.051       11,500,000
                                                                                                 --------------

NEVADA (1.6%)
        2,025    Clark County, (Refunding, Airport Improvement
                   Revenue, Series A, due 07/01/12), MBIA
                   Insured........................................     VRDN   6/7/00(a)  4.051        2,025,000
       14,000    Las Vegas........................................       CP     6/8/00   4.050       14,000,000
       14,000    Las Vegas........................................       CP     6/2/00   3.900       14,000,000
        9,000    Nevada State, (Series SG-39, due 11/01/20).......     VRDN   6/1/00(a)  4.380        9,000,000
                                                                                                 --------------
                                                                                                     39,025,000
                                                                                                 --------------

NEW JERSEY (3.0%)
       11,800    New Jersey Economic Development Authority,
                   (Series N3, due 10/01/22)......................     VRDN   6/7/00(a)  4.450       11,800,000
       16,200    New Jersey State.................................       CP    6/15/00   3.900       16,200,000
        5,000    New Jersey State.................................       CP    6/15/00   3.950        5,000,000
       25,000    New Jersey Transportation Authority..............       CP    6/15/00   4.100       25,000,000
       10,500    New Jersey Transportation Authority..............       CP    6/15/00   4.050       10,500,000
        5,000    New Jersey Transportation Authority..............       CP     6/7/00   3.950        5,000,000
                                                                                                 --------------
                                                                                                     73,500,000
                                                                                                 --------------

NEW MEXICO (0.3%)
        3,800    Farmington, (PCR, Refunding, Arizona Public
                   Service Co., Series A, due 5/01/24), LOC Bank
                   of America.....................................     VRDN   6/1/00(a)  4.350        3,800,000
        4,100    Farmington, (PCR, Refunding, Arizona Public
                   Service Co., Series B, due 09/01/24), LOC
                   Barclays Bank PLC..............................     VRDN   6/1/00(a)  4.350        4,100,000
                                                                                                 --------------
                                                                                                      7,900,000
                                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
NEW YORK (20.8%)
$      20,000    Long Island Power Authority, (New York Electric
                   Systems, Sub-Series 2, due 05/01/33), LOC
                   Westdeutsche Landesbank & Bayerische
                   Landesbank.....................................     VRDN   6/7/00(a)  3.850   $   20,000,000
       21,400    Long Island Power Authority, (New York Electric
                   Systems, Sub-Series 7B, due 04/01/25), MBIA
                   Insured........................................     VRDN   6/7/00(a)  3.850       21,400,000
        5,500    Metropolitan Transportation Authority New York
                   Service Contract, (Series 3, due 07/01/16).....       RB   7/1/00(a)  7.500        5,622,368
        6,960    New York City Municipal Water Finance Authority,
                   (Water & Sewer Systems, Series 11, due
                   06/15/26)......................................     VRDN   6/7/00(a)  4.400        6,960,000
        5,000    New York City Municipal Water Finance Authority,
                   (Water & Sewer Systems, Series A, due
                   06/15/15), MBIA Insured........................       RB   6/15/00(a) 7.250        5,082,531
        6,000    New York City Municipal Water Finance Authority,
                   (Water & Sewer Systems, Series A, due
                   06/15/25), FGIC Insured........................     VRDN   6/1/00(a)  4.450        6,000,000
       14,470    New York City Municipal Water Finance Authority,
                   (Water & Sewer Systems, Series C, due
                   06/15/22), FGIC Insured........................     VRDN   6/1/00(a)  4.400       14,470,000
        1,000    New York City Municipal Water Finance Authority,
                   (Water & Sewer Systems, Series C, due
                   06/15/23), FGIC Insured........................     VRDN   6/1/00(a)  4.400        1,000,000
       53,790    New York City Municipal Water Finance Authority,
                   (Water & Sewer Systems, Series FR-6, due
                   06/15/26), MBIA Insured........................     VRDN   6/7/00(a)  4.400       53,790,000
        6,900    New York City Municipal Water Finance Authority,
                   (Water & Sewer Systems, Series G, due
                   06/15/24), FGIC Insured........................     VRDN   6/1/00(a)  4.300        6,900,000
       21,095    New York City Transitional Finance Authority,
                   (Future Tax Secured, Series A1, due
                   11/15/26)......................................     VRDN   6/7/00(a)  4.150       21,095,000
       17,255    New York City Transitional Finance Authority,
                   (Future Tax Secured, Series A1, due
                   11/15/28)......................................     VRDN   6/7/00(a)  4.150       17,255,000
        9,570    New York City Transitional Finance Authority,
                   (Future Tax Secured, Series C, due 05/01/28)...     VRDN   6/1/00(a)  4.350        9,570,000
        9,000    New York City Transitional Finance Authority,
                   (Future Tax Secured, SubSeries B2, due
                   11/01/26)......................................     VRDN   6/1/00(a)  4.350        9,000,000
       89,950    New York City Transitional Finance Authority,
                   (Series A16, due 11/01/00).....................     VRDN   6/1/00(a)  4.550       89,950,000
       14,400    New York City Transitional Finance Authority,
                   (Series A46, due 06/30/00).....................     VRDN   6/7/00(a)  4.400       14,400,000
       30,000    New York City Transitional Finance Authority,
                   (Series A47, due 6/30/00)......................     VRDN   6/7/00(a)  4.400       30,000,000
        7,700    New York City Transitional Finance Authority,
                   (Series A48, due 06/30/00).....................     VRDN   6/7/00(a)  4.400        7,700,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
NEW YORK (CONTINUED)
$       8,140    New York Medical Care Facilities Finance Agency,
                   (due 02/15/29).................................     VRDN   6/1/00(a)  4.400   $    8,140,000
        5,000    New York State Dorm Authority, (Series A74, due
                   05/15/24), FGIC Insured........................     VRDN   6/7/00(a)  4.400        5,000,000
       11,400    New York State Energy Research & Development
                   Authority, (PCR, New York Electricity & Gas
                   Co., Series D, due 10/01/29), LOC Bank One
                   Chicago........................................     VRDN   6/1/00(a)  4.250       11,400,000
        3,500    New York State Energy Research & Development
                   Authority, (Series 19, due 08/15/20), AMBAC
                   Insured........................................     VRDN   6/7/00(a)  4.400        3,500,000
       13,785    New York State Local Assistance Corp., (Series A,
                   due 04/01/16)..................................       RB   4/1/01(a)  7.000       14,367,487
        6,750    New York State Local Government Assistance Corp.,
                   (Series B, due 04/01/25), LOC Bank of Nova
                   Scotia.........................................     VRDN   6/7/00(a)  3.800        6,750,000
       22,700    New York State Local Government Assistance Corp.,
                   (Series C, 04/01/25), LOC Landesbank Hessen....     VRDN   6/7/00(a)  3.750       22,700,000
        5,000    New York State Urban Development Corp., (Series
                   PA 429, due 01/01/28)..........................     VRDN   6/1/00(a)  4.350        5,000,000
        5,000    New York Urban Development Corp., (Series SG-33,
                   due 01/01/25)..................................     VRDN   6/1/00(a)  4.350        5,000,000
        5,000    New York, (Series B, due 10/01/20), FGIC
                   Insured........................................     VRDN   6/1/00(a)  4.450        5,000,000
        2,700    New York, (Series B, due 10/01/22), FGIC
                   Insured........................................     VRDN   6/1/00(a)  4.450        2,700,000
        4,600    New York, (Series B, SubSeries B5, due 08/15/22),
                   MBIA Insured...................................     VRDN   6/1/00(a)  4.300        4,600,000
       11,120    New York, (Series PA 442, due 05/15/28)..........     VRDN   6/1/00(a)  4.400       11,120,000
       13,090    Port Authority of New York & New Jersey, (Private
                   Placement, due 12/01/14).......................     VRDN   6/6/00(a)  4.710       13,090,000
       24,500    Rochester Mayo Clinic............................       CP     8/2/00   4.350       24,500,000
       26,200    Triborough Bridge & Tunnel Authorities, (General
                   Purpose, Series C, due 01/01/13), AMBAC
                   Inured.........................................     VRDN   6/1/00(a)  4.100       26,200,000
                                                                                                 --------------
                                                                                                    509,262,386
                                                                                                 --------------

NORTH CAROLINA (3.8%)
        3,900    Charlotte, Airport Revenue, (Refunding, Series A,
                   due 07/01/16), MBIA Insured....................     VRDN   6/7/00(a)  4.051        3,900,000
        5,000    Greensboro Enterprise Systems, (Series B, due
                   06/01/22), LOC Credit Local De France..........     VRDN   6/7/00(a)  4.051        5,000,000
        9,100    North Carolina Dexia Educational Facilities
                   Finance Agency, (Bowman Grey School Medical
                   Project, due 09/01/20), LOC Wachovia Bank &
                   Trust..........................................     VRDN   6/1/00(a)  4.250        9,100,000
        6,000    North Carolina Educational Facilities Finance
                   Agency, (Bowman Grey School Medical Project,
                   due 09/01/26), LOC Wachovia Bank...............     VRDN   6/7/00(a)  3.900        6,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
NORTH CAROLINA (CONTINUED)
$      11,600    North Carolina Educational Facilities Finance
                   Agency, (Duke University Project, Series A, due
                   06/01/27)......................................     VRDN   6/1/00(a)  4.200   $   11,600,000
       10,310    North Carolina Educational Facilities Finance
                   Agency, (Elon College, due 01/01/21), LOC Bank
                   of America.....................................     VRDN   6/7/00(a)  4.100       10,310,000
        9,350    North Carolina Educational Facilities Finance
                   Agency, (Greensboro College, due 09/01/27), LOC
                   Bank of America................................     VRDN   6/7/00(a)  4.100        9,350,000
        7,500    North Carolina, (Series A).......................       GO   3/1/01(a)  5.100        7,557,579
        1,250    North Carolina, (Series PA 491, due 04/01/17),
                   LOC Merrill Lynch Capital Servcies.............     VRDN   6/1/00(a)  4.380        1,250,000
       21,605    North Carolina, (Series PA-342, due 04/01/11)....     VRDN   6/1/00(a)  4.380       21,605,000
        1,200    Wake County Industrial Facilities & Pollution
                   Control Financing Authority, (Carolina Power &
                   Light Co. Project, due 03/01/17), LOC First
                   Union National Bank............................     VRDN   6/1/00(a)  4.400        1,200,000
        3,200    Wake County Industrial Facilities & Pollution
                   Control Financing Authority, (Series B, due
                   06/15/14), LOC-Bank of New York................     VRDN   6/1/00(a)  4.500        3,200,000
        4,000    Wake County Industrial Facilities and Pollution
                   Control Financing Authority, (Carolina Power &
                   Light Project, Series A, due 05/01/15), LOC
                   Wachovia Bank..................................     VRDN   6/7/00(a)  3.900        4,000,000
                                                                                                 --------------
                                                                                                     94,072,579
                                                                                                 --------------

OHIO (2.7%)
        4,800    Cleveland, (Income Tax Revenue, Refunding, due
                   05/15/24), AMBAC Insured.......................     VRDN   6/7/00(a)  3.850        4,800,000
       32,445    Hamilton County, (Hospital Facilities Revenue,
                   Health Alliance, Series A, due 01/01/18), MBIA
                   Insured........................................     VRDN   6/7/00(a)  3.900       32,445,000
        1,000    Ohio State Air Quality Development Authority,
                   (Series A, due 12/1/15), LOC Union Bank of
                   Switzerland....................................     VRDN   6/1/00(a)  4.450        1,000,000
       20,000    Ohio State, (Highway Capital Improvement, Series
                   C).............................................       GO     5/1/01   4.500       20,045,675
        8,000    Warren County Health Care Facilities, (Refunding
                   & Improvement - Otterbein, Series A, due
                   07/01/21), LOC Fifth Third Bank................     VRDN   6/1/00(a)  4.350        8,000,000
                                                                                                 --------------
                                                                                                     66,290,675
                                                                                                 --------------

OTHER (0.8%)
       18,640    Bank of New York Cash Reserves...................             5/31/00   5.200       18,640,099
                                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
PENNSYLVANIA (1.1%)
$      15,800    Delaware Valley Regional Finance Authority,
                   (Series C, due 12/01/20), LOC Credit Suisse
                   First Boston...................................     VRDN   6/7/00(a)  4.100   $   15,800,000
        4,500    Delaware Valley Regional Finance Authority,
                   (Series D, due 12/01/20), LOC Credit Suisse
                   First Boston...................................     VRDN   6/7/00(a)  4.100        4,500,000
        6,800    Pennsylvania State...............................       CP    6/21/00   4.250        6,800,000
                                                                                                 --------------
                                                                                                     27,100,000
                                                                                                 --------------

PUERTO RICO (0.9%)
       22,000    Puerto Rico Commonwealth, (Series A-1, due
                   07/30/00)......................................     VRDN   6/1/00(a)  4.550       22,000,000
                                                                                                 --------------

SOUTH CAROLINA (0.8%)
        1,500    Berkeley County, (Refunding, Bayer Corp. Project,
                   due 03/01/09)..................................     VRDN   6/1/00(a)  4.550        1,500,000
       15,600    South Carolina Public Service Authority, (due
                   01/01/25), FGIC Insured........................     VRDN   6/7/00(a)  4.400       15,600,000
        1,750    South Carolina, (Series PA 493, due 05/01/16)....     VRDN   6/1/00(a)  4.380        1,750,000
                                                                                                 --------------
                                                                                                     18,850,000
                                                                                                 --------------

SOUTH DAKOTA (0.2%)
        4,400    Lawrence County, (PCR, Refunding, Homestake
                   Mining Co., Series B, due 07/01/32), LOC Chase
                   Manhattan Bank.................................     VRDN   6/1/00(a)  4.500        4,400,000
                                                                                                 --------------

TENNESSEE (0.1%)
        1,900    Bradley County Industrial Development Board,
                   (Olin Corp. Project, Series C, due 11/01/17),
                   LOC Wachovia Bank..............................     VRDN   6/1/00(a)  4.500        1,900,000
                                                                                                 --------------

TEXAS (7.6%)
        8,250    Dallas Waterworks & Sewer System (Series A78, due
                   10/01/19)......................................     VRDN   6/7/00(a)  4.450        8,250,000
        5,350    Guadalupe-Blanco River Authority, (PCR,
                   Refunding, Central Power & Light Co. Project,
                   due 11/01/15), LOC ABN Amro Bank N.V...........     VRDN   6/1/00(a)  4.350        5,350,000
        6,165    Gulf Coast Waste Disposal Authority, (PCR,
                   Refunding, Amoco Oil Co. Project, due
                   10/01/17)......................................     VRDN   6/1/00(a)  4.300        6,165,000
        2,310    Harris County Industrial Development Corp.,
                   (Refunding, Johann Haltermann Project, Series
                   A, due 04/01/08), LOC Chase Bank of Texas......     VRDN   6/1/00(a)  4.500        2,310,000
        1,735    Harris County Industrial Development Corp.,
                   (Refunding, Johann Haltermann Project, Series
                   B, due 04/01/08), LOC Chase Bank of Texas......     VRDN   6/1/00(a)  4.500        1,735,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
TEXAS (CONTINUED)
$       3,400    Houston Water & Sewer Systems Revenue, (Series
                   A29, Registered D Shares, due 12/01/15)........     VRDN   6/7/00(a)  4.400   $    3,400,000
       28,600    Houston Water & Sewer Systems, (due 12/01/23)....     VRDN   6/1/00(a)  4.380       28,600,000
        2,100    Lone Star Airport Improvement Authority,
                   (Multiple Mode, Series A-1, due 12/01/14), LOC
                   Royal Bank of Canada...........................     VRDN   6/1/00(a)  4.400        2,100,000
        2,500    Lone Star Airport Improvement Authority,
                   (Multiple Mode, Series B-1, due 12/01/14), LOC
                   Royal Bank of Canada...........................     VRDN   6/1/00(a)  4.400        2,500,000
        2,800    Lone Star Airport Improvement Authority,
                   (Multiple Mode, Series B-4 due 12/01/14), LOC
                   Royal Bank of Canada...........................     VRDN   6/1/00(a)  4.400        2,800,000
        4,500    Mansfield Industrial Development Corp., (Pier 1
                   Import-Texas Inc. Project, Series 1986, due
                   11/01/26), LOC Bank One Texas..................     VRDN   6/7/00(a)  4.150        4,500,000
        3,900    Port Development Corp., (Refunding, Stolt Marine
                   Terminal Project, due 01/15/14), LOC Canadian
                   Imperial Bank..................................     VRDN   6/7/00(a)  4.100        3,900,000
          900    Texas Higher Education Authority Inc., (Series B,
                   due 12/01/25), FGIC Insured....................     VRDN   6/7/00(a)  4.300          900,000
        5,000    Texas State Public Finance.......................       CP    6/20/00   4.050        5,000,000
        4,200    Texas State, (Series 290, due 10/01/11), LIQ FAC
                   Morgan Stanley Dean Witter.....................     VRDN   6/1/00(a)  4.420        4,200,000
       63,900    Texas State, (Series A)..........................     TRAN   8/31/00(a) 4.500       64,021,272
       10,575    Texas Turnpike Authority, (Series N2, due
                   01/01/20)......................................     VRDN   6/7/00(a)  4.400       10,575,000
        8,000    Texas Water Development Board, (Series A69, due
                   07/15/15)......................................     VRDN   6/7/00(a)  4.400        8,000,000
       22,485    Texas, (Veterans Housing Assistance - Fund I, due
                   12/01/16), VA Gauranteed.......................     VRDN   6/7/00(a)  4.051       22,485,000
                                                                                                 --------------
                                                                                                    186,791,272
                                                                                                 --------------

UTAH (0.6%)
        7,365    Carbon County, (PCR, Refunding, Pacificorp
                   Project, due 11/1/24), AMBAC Insured...........     VRDN   6/1/00(a)  4.350        7,365,000
        6,550    Salt Lake City Airport, (Series A10, Registered D
                   Shares, due 06/01/08), FGIC Insured............     VRDN   6/7/00(a)  4.400        6,550,000
                                                                                                 --------------
                                                                                                     13,915,000
                                                                                                 --------------

VERMONT (0.2%)
        5,700    Vermont Student Loan Assistance Corp., (Series
                   1985, due 01/01/04), LOC State Street Bank &
                   Trust..........................................     VRDN   6/1/00(a)  4.300        5,700,000
                                                                                                 --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
VIRGINIA (0.4%)
$       8,980    Metropolitan Washington D. C., (Airports
                   Authority, Series A11, due 10/01/14)...........     VRDN   6/7/00(a)  4.550   $    8,980,000
                                                                                                 --------------

WASHINGTON (6.7%)
       36,140    Port Seattle, (Series A, due 09/01/24), LOC
                   Commerzbank A. G...............................     VRDN   6/7/00(a)  4.350       36,140,000
       10,100    Seattle, (Water System Revenue, due 09/01/25),
                   LOC Bayerische Landesbank......................     VRDN   6/7/00(a)  3.950       10,100,000
        8,000    Tacoma Electric System Revenue, (due 01/02/15),
                   AMBAC Insured..................................       RB   1/1/01(a)  6.514        8,254,553
       17,235    Washington Public Power Supply System,
                   (Refunding, Project No. 2, Series 2A-1, due
                   07/01/12), MBIA Insured........................     VRDN   6/7/00(a)  4.051       17,235,000
       15,000    Washington Public Power Supply Systems,
                   (Refunding, Nuclear Project No. 1, Series A,
                   due 07/01/17)..................................       RB   7/1/00(a)  6.000       15,021,434
        9,705    Washington Public Power Supply Systems,
                   (Refunding, Nuclear Project No.1, Series C, due
                   07/01/08), FGIC Insured........................       RB   7/1/00(a)  7.750        9,930,644
       27,010    Washington Public Power Supply Systems,
                   (Refunding, Nuclear Project No.2, Series A, due
                   07/01/12)......................................       RB   7/1/00(a)  7.375       27,635,301
        7,000    Washington State, (Series SG-37, due 07/01/17)...     VRDN   6/1/00(a)  4.380        7,000,000
       32,400    Washington, (Series VR-96 A, due 06/01/20).......     VRDN   6/7/00(a)  3.800       32,400,000
                                                                                                 --------------
                                                                                                    163,716,932
                                                                                                 --------------

WEST VIRGINIA (0.2%)
        4,100    Marshall County, (Refunding, Bayer Corp. Project,
                   due 03/01/09)..................................     VRDN   6/1/00(a)  4.550        4,100,000
                                                                                                 --------------

WISCONSIN (1.0%)
       16,984    Wisconsin........................................       CP     6/8/00   5.500       16,984,000
        8,630    Wisconsin Health & Educational Facilities
                   Authority, (St. Luke's Medical Center,
                   Remarketed 03/10/97, due 12/01/17), LOC Bank
                   One Chicago....................................     VRDN   6/7/00(a)  4.300        8,630,000
                                                                                                 --------------
                                                                                                     25,614,000
                                                                                                 --------------

WYOMING (3.1%)
        8,700    Sweetwater County, (PCR, Refunding, Pacificorp
                   Project, Series A, due 07/01/15), LOC Credit
                   Suisse First Boston............................     VRDN   6/7/00(a)  4.051        8,700,000
        9,900    Uinta County, (PCR, Refunding, Chevron Project,
                   due 08/15/20)..................................     VRDN   6/1/00(a)  4.300        9,900,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                           SECURITY  MATURITY
(IN THOUSANDS)                 SECURITY DESCRIPTION                  TYPE       DATE     RATE        VALUE
--------------   -------------------------------------------------  --------  ---------  ------  ---------------
WYOMING (CONTINUED)
$       1,300    Uinta County, (PCR, Refunding, Chevron Project,
                   due 12/01/22)..................................     VRDN   6/1/00(a)  4.300   $    1,300,000
       55,000    Wyoming General Fund.............................     TRAN    6/27/00   4.000       55,025,051
                                                                                                 --------------
                                                                                                     74,925,051
                                                                                                 --------------
                     TOTAL INVESTMENTS (COST $2,415,602,417) (98.8%)...........................   2,415,602,417
                                                                                                 --------------
                 OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)..................................      29,952,010
                                                                                                 --------------
                 NET ASSETS (100.0%)...........................................................  $2,445,414,357
                                                                                                 ==============

------------------------------
(a) The date listed represents an optional tender date or the next interest reset date. The actual maturity date is indicated in the security description.

AMBAC - Ambac Indemnity Corp.
CP - Commercial Paper.
FGIC - Financial Guaranty Insurance Co.
GO - General Obligation.
IDR - Industrial Development Revenue.
LIQ FAC - Liquid Facility.
LOC - Letter of Credit.
MBIA - Municipal Bond Investors Assurance Corp.
MFHR - Multi-family Housing Revenue.
PCR - Pollution Control Revenue.
RB - Revenue Bond.
TRAN - Tax Revenue Anticipation Note.
VRDN - Variable Rate Demand Note.
144 A - Securities for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $2,415,602,417
Interest Receivable                                    24,181,986
Receivable for Investments Sold                         6,200,000
Prepaid Trustees' Fees                                      6,864
Prepaid Expenses and Other Assets                           7,923
                                                   --------------
    Total Assets                                    2,445,999,190
                                                   --------------
LIABILITIES
Due to Custodian                                          140,070
Advisory Fee Payable                                      284,005
Administrative Services Fee Payable                        47,826
Fund Services Fee Payable                                   1,813
Administration Fee Payable                                  1,275
Accrued Expenses                                          109,844
                                                   --------------
    Total Liabilities                                     584,833
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $2,445,414,357
                                                   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $44,782,079
EXPENSES
Advisory Fee                                       $1,658,354
Administrative Services Fee                           280,543
Custodian Fees and Expenses                           188,420
Professional Fees and Expenses                         21,600
Fund Services Fee                                      18,926
Trustees' Fees and Expenses                            10,319
Administration Fee                                      7,797
Miscellaneous                                           6,388
                                                   ----------
    Total Expenses                                               2,192,347
                                                               -----------
NET INVESTMENT INCOME                                           42,589,732
NET REALIZED LOSS ON INVESTMENTS                                   (13,346)
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $42,576,386
                                                               ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED     FOR THE THREE
                                                    MAY 31, 2000     MONTHS ENDED
                                                    (UNAUDITED)    NOVEMBER 30, 1999
                                                   --------------  -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   42,589,732  $     16,790,180
Net Realized Loss on Investments                          (13,346)         (242,070)
                                                   --------------  ----------------
    Net Increase in Net Assets Resulting from
      Operations                                       42,576,386        16,548,110
                                                   --------------  ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                       6,015,760,276     2,001,929,620
Withdrawals                                        (5,679,500,413)   (2,016,389,311)
                                                   --------------  ----------------
    Net Increase (Decrease) from Investors'
      Transactions                                    336,259,863       (14,459,691)
                                                   --------------  ----------------
    Total Increase in Net Assets                      378,836,249         2,088,419
NET ASSETS
Beginning of Period                                 2,066,578,108     2,064,489,689
                                                   --------------  ----------------
End of Period                                      $2,445,414,357  $  2,066,578,108
                                                   ==============  ================
SUPPLEMENTARY DATA

                                                       FOR THE
                                                   SIX MONTHS ENDED    FOR THE THREE     FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                     MAY 31, 2000      MONTHS ENDED     --------------------------------------
                                                     (UNAUDITED)     NOVEMBER 30, 1999    1999      1998      1997      1996
                                                   ----------------  -----------------  --------  --------  --------  --------
Ratios to Average Net Assets
  Net Expenses                                                0.19%(a)             0.20%(a)   0.20%   0.22%   0.24%     0.25%
  Net Investment Income                                       3.67%(a)             3.29%(a)   3.00%   3.38%   3.34%     3.40%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993. The portfolio's investment objective is to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity.The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J. P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan"), and a wholly owned subsidiary of J.
      P. Morgan & Co. Incorporated ("J. P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended May 31, 2000, such fees amounted to $1,658,354.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------
      amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 2000, the fee for these services amounted to $7,797.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 2000, the fee for these services amounted to $280,543.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $18,926 for the six months ended May 31, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,600.

J.P. MORGAN INSTITUTIONAL SERVICE FUNDS
     PRIME MONEY MARKET FUND
     TREASURY MONEY MARKET FUND
     FEDERAL MONEY MARKET FUND
     TAX EXEMPT MONEY MARKET FUND

FOR MORE INFORMATION ON THE J.P. MORGAN INSTITUTIONAL SERVICE FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800)766-7722.

IMSAR 368

J.P. MORGAN
INSTITUTIONAL
SERVICE TAX EXEMPT
MONEY MARKET
FUND

SEMIANNUAL REPORT
MAY 31, 2000